SUPPLEMENT DATED MARCH 18, 2003
TO THE
PROSPECTUS DATED DECEMBER 30, 2002
FOR
PERSPECTIVE II FIXED & VARIABLE ANNUITY
JACKSON NATIONAL SEPARATE ACCOUNT I

We reserve the right to prospectively restrict availability of the optional features offered under the contract. We also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. Please confirm that you have the most current prospectus and supplements to the prospectus that describe the current availability and any restrictions on the optional features.

The 2% Contract Enhancement is currently unavailable if you elect the optional five-year withdrawal charge endorsement.

The 3% and 4% Contract Enhancements are currently unavailable. All references to the 3% and 4% Contract Enhancements should be deleted on pages 4, 5, 26-27 and 30-32.

On page 5, the Total Separate Account Annual Expenses (with Maximum Optional Endorsements without GMIB) should be deleted and replaced with the following:

Total Separate Account Annual Expenses (with Maximum Optional Endorsements without GMIB)                                                   3.09511

On page 8, the section entitled "Examples" should be deleted and replaced with the following:

Examples. You would pay the following expenses on a $1,000 investment if you select the optional Earnings Protection Benefit Endorsement, the 20% Additional Free Withdrawal Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement, assuming a 5% annual return on assets:

a.	if you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year;
b.	if you surrender your Contract at the end of each time period
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------  -------   -------  -------
AIM/JNL Large Cap Growth Division                                       (a)         43     129       216      421
                                                                        (b)        128     199       266      421
AIM/JNL Small Cap Growth Division                                       (a)         43     130       218      425
                                                                        (b)        128     200       268      425
AIM/JNL Premier Equity II Division                                      (a)         42     127       214      417
                                                                        (b)        127     197       264      417
Alger/JNL Growth Division                                               (a)         42     128       215      420
                                                                        (b)        127     198       265      420
Alliance Capital/JNL Growth Division                                    (a)         40     122       206      403
                                                                        (b)        125     192       256      403
Eagle/JNL Core Equity Division                                          (a)         42     126       211      413
                                                                        (b)        127     196       261      413
Eagle/JNL SmallCap Equity Division                                      (a)         42     127       214      418
                                                                        (b)        127     197       264      418
JPMorgan/JNL Enhanced S&P 500 Stock Index Division                      (a)         41     123       207      404
                                                                        (b)        126     193       257      404
JPMorgan/JNL International Value Division                               (a)         42     128       215      420
                                                                        (b)        127     198       265      420
Janus/JNL Aggressive Growth Division                                    (a)         42     126       211      413
                                                                        (b)        127     196       261      413
Janus/JNL Balanced Division                                             (a)         42     128       214      419
                                                                        (b)        127     198       264      419
Janus/JNL Capital Growth Division                                       (a)         42     127       213      415
                                                                        (b)        127     197       263      415
Janus/JNL Global Equities Division*                                     (a)         42     127       214      418
                                                                        (b)        127     197       264      418
Lazard/JNL Mid Cap Value Division                                       (a)         43     129       216      422
                                                                        (b)        128     199       266      422
Lazard/JNL Small Cap Value Division                                     (a)         43     131       219      427
                                                                        (b)        128     201       269      427
Mellon Capital Management/JNL S&P 500 Index Division                    (a)         38     114       193      378
                                                                        (b)        123     184       243      378
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)         38     114       193      378
                                                                        (b)        123     184       243      378
Mellon Capital Management/JNL Small Cap Index Division                  (a)         38     114       193      378
                                                                        (b)        123     184       243      378
Mellon Capital Management/JNL International Index Division              (a)         38     116       195      383
                                                                        (b)        123     186       245      383
Mellon Capital Management/JNL Bond Index Division                       (a)         38     114       193      378
                                                                        (b)        123     184       243      378
Oppenheimer/JNL Global Growth Division                                  (a)         42     127       214      417
                                                                        (b)        127     197       264      417
Oppenheimer/JNL Growth Division                                         (a)         42     126       211      413
                                                                        (b)        127     196       261      413
PIMCO/JNL Total Return Bond Division                                    (a)         40     120       202      396
                                                                        (b)        125     190       252      396
PPM America/JNL Balanced Division                                       (a)         40     120       203      396
                                                                        (b)        125     190       253      396
PPM America/JNL High Yield Bond Division                                (a)         40     120       203      396
                                                                        (b)        125     190       253      396
PPM America/JNL Money Market Division                                   (a)         38     117       196      385
                                                                        (b)        123     187       246      385
PPM America/JNL Value Division                                          (a)         40     121       204      400
                                                                        (b)        125     191       254      400
Putnam/JNL Equity Division                                              (a)         41     125       209      409
                                                                        (b)        126     195       259      409
Putnam/JNL International Equity Division                                (a)         44     132       221      430
                                                                        (b)        129     202       271      430
Putnam/JNL Midcap Growth Division                                       (a)         43     129       217      423
                                                                        (b)        128     199       267      423
Putnam/JNL Value Equity Division                                        (a)         41     125       210      410
                                                                        (b)        126     195       260      410
Salomon Brothers/JNL Global Bond Division                               (a)         41     124       209      408
                                                                        (b)        126     194       259      408
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)         39     120       202      395
                                                                        (b)        124     190       252      395
S&P/JNL Conservative Growth Division I                                  (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Moderate Growth Division I                                      (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Aggressive Growth Division I                                    (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Very Aggressive Growth Division I                               (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Equity Growth Division I                                        (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Equity Aggressive Growth Division I                             (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Core Index 50 Division                                          (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Core Index 75 Division                                          (a)         34     102       173      341
                                                                        (b)        119     172       223      341
S&P/JNL Core Index 100 Division                                         (a)         34     102       173      341
                                                                        (b)        119     172       223      341
T. Rowe Price/JNL Established Growth Division                           (a)         41     124       208      407
                                                                        (b)        126     194       258      407
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)         42     126       212      414
                                                                        (b)        127     196       262      414
T. Rowe Price/JNL Value Division                                        (a)         43     129       216      422
                                                                        (b)        128     199       266      422
First Trust/JNL The DowSM Target 10 Division                            (a)         39     120       202      395
                                                                        (b)        124     190       252      395
First Trust/JNL The S&P(R)Target 10 Division                            (a)         39     120       202      395
                                                                        (b)        124     190       252      395
First Trust/JNL Global Target 15 Division                               (a)         40     121       204      399
                                                                        (b)        125     191       254      399
First Trust/JNL Target 25 Division                                      (a)         39     120       202      395
                                                                        (b)        124     190       252      395
First Trust/JNL Target Small-Cap Division                               (a)         39     120       202      395
                                                                        (b)        124     190       252      395
-------------------------------------------------------------------------------- ------- --------- -------- ---------

On page 35, the last sentence to the section entitled "Optional Five-Year Withdrawal Charge Period" should be deleted and replaced with the following sentence:

You may not elect this option if you elect the 2% Contract Enhancement Endorsement.

On page 35, the last sentence to the section entitled "20% Additional Free Withdrawal" should be deleted.

__________

11 The 2% Contract Enhancement is presumed to have been selected (along with the Earnings Protection Benefit, the 20% additional free withdrawal, the most expensive optional death benefit and the maximum possible charge for the GMWB.) As of March 18, 2003, the 3% and 4% Contract Enhancements are no longer available. You may not elect the five-year withdrawal charge period option with the 2% Contract Enhancement. You may not elect both the GMIB and the GMWB.

* The Janus/JNL Global Equities Fund (the “Fund”) is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

(To be used with VC4224 Rev. 01/03.)                                                                                                                                                                  V5706 3/03